JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)
COMMON STOCKS — 96.8%
Aerospace & Defense — 2.4%
Curtiss-Wright Corp.	37		3,456
HEICO Corp., Class A	32		2,045
Huntington Ingalls Industries, Inc.	6		1,169
Spirit AeroSystems Holdings, Inc., Class A	17		417
Teledyne Technologies, Inc. * (a)	2		624
Textron, Inc. (a)	12		312

			8,023

Air Freight & Logistics — 0.2%
XPO Logistics, Inc. *	15		746

Airlines — 0.0% (b)
Alaska Air Group, Inc.	6		168

Banks — 2.6%
East West Bancorp, Inc.	14		360
Fifth Third Bancorp	65		961
First Horizon National Corp.	108		873
KeyCorp	57		594
Popular, Inc. (Puerto Rico)	82		2,859
Regions Financial Corp.	54		482
Signature Bank	20		1,576
SVB Financial Group *	5		755

			8,460

Biotechnology — 1.1%
BioMarin Pharmaceutical, Inc. *	6		490
Bluebird Bio, Inc. * (a)	10		474
Incyte Corp. *	4		300
Moderna, Inc. *	54		1,629
Neurocrine Biosciences, Inc. *	7		580
Sarepta Therapeutics, Inc. *	1		49

			3,522

Building Products — 1.5%
Trane Technologies plc	59		4,898

Capital Markets — 3.8%
Affiliated Managers Group, Inc.	6		337
Ameriprise Financial, Inc.	12		1,220
BGC Partners, Inc., Class A	52		131
Cboe Global Markets, Inc.	2		205
Evercore, Inc., Class A	6		272
Invesco Ltd.	36		330
LPL Financial Holdings, Inc.	69		3,780
MarketAxess Holdings, Inc.	—	(c)	133
Morningstar, Inc.	19		2,197
MSCI, Inc.	4		1,156
State Street Corp.	51		2,690

			12,451

Chemicals — 1.9%
Axalta Coating Systems Ltd. *	46		791
Cabot Corp. (a)	25		648
Eastman Chemical Co.	10		466
Huntsman Corp.	158		2,286
Valvoline, Inc.	160		2,095

			6,286

Communications Equipment — 0.9%
Ciena Corp. * (a)	8		299
F5 Networks, Inc. *	24		2,527

			2,826

Construction & Engineering — 0.3%
AECOM *	35		1,045

Containers & Packaging — 2.3%
Ardagh Group SA	143		1,701
Avery Dennison Corp.	7		733
Berry Global Group, Inc. *	44		1,480
Graphic Packaging Holding Co.	208		2,538
O-I Glass, Inc. (a)	50		356
Westrock Co.	34		972

			7,780

Distributors — 0.8%
LKQ Corp. *	123		2,521

Diversified Consumer Services — 0.2%
frontdoor, Inc. *	19		645

Diversified Financial Services — 0.5%
Equitable Holdings, Inc.	111		1,601

Diversified Telecommunication Services — 0.6%
CenturyLink, Inc.	215		2,033

Electric Utilities — 3.0%
Entergy Corp.	5		489
Evergy, Inc.	19		1,018
FirstEnergy Corp.	55		2,184
NRG Energy, Inc.	190		5,188
OGE Energy Corp.	12		359
PG&E Corp. * (a)	84		757

			9,995

Electrical Equipment — 0.7%
AMETEK, Inc.	13		900
GrafTech International Ltd. (a)	26		211
Regal Beloit Corp.	18		1,146

			2,257

Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics, Inc. *	116		6,032
Avnet, Inc.	104		2,598
CDW Corp.	16		1,502
Dolby Laboratories, Inc., Class A	58		3,133

			13,265

Energy Equipment & Services — 0.2%
Baker Hughes Co.	26		273
National Oilwell Varco, Inc. (a)	51		501

			774

Entertainment — 1.4%
Activision Blizzard, Inc. *	16		969
Live Nation Entertainment, Inc. * (a)	18		809
Take-Two Interactive Software, Inc. *	26		3,025

			4,803

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Equity Real Estate Investment Trusts (REITs) — 8.4%
Alexandria Real Estate Equities, Inc.	5	699
American Homes 4 Rent, Class A	12	288
Americold Realty Trust (a)	4	126
Camden Property Trust	5	404
Cousins Properties, Inc.	7	217
CyrusOne, Inc.	6	346
Douglas Emmett, Inc. (a)	7	204
Duke Realty Corp.	66	2,144
EPR Properties	4	107
Equinix, Inc.	6	3,498
Equity LifeStyle Properties, Inc.	19	1,063
Gaming and Leisure Properties, Inc.	68	1,870
Highwoods Properties, Inc.	6	216
Host Hotels & Resorts, Inc.	296	3,270
Hudson Pacific Properties, Inc.	29	743
Invitation Homes, Inc.	89	1,891
Medical Properties Trust, Inc.	28	477
Mid-America Apartment Communities, Inc.	3	337
Paramount Group, Inc.	87	766
Park Hotels & Resorts, Inc. (a)	14	111
Prologis, Inc.	26	2,114
Realty Income Corp.	31	1,556
Retail Properties of America, Inc., Class A	94	487
SITE Centers Corp.	74	383
Sun Communities, Inc.	9	1,124
VICI Properties, Inc.	178	2,960
Vornado Realty Trust	6	214
Weingarten Realty Investors	15	212

		27,827

Food & Staples Retailing — 0.8%
Kroger Co. (The)	37	1,100
US Foods Holding Corp. *	90	1,599

		2,699

Food Products — 1.9%
Archer-Daniels-Midland Co. (a)	43	1,502
Hershey Co. (The)	14	1,895
Lamb Weston Holdings, Inc.	7	422
Tyson Foods, Inc., Class A	43	2,506

		6,325

Gas Utilities — 0.5%
National Fuel Gas Co.	7	265
UGI Corp.	53	1,412

		1,677

Health Care Equipment & Supplies — 2.8%
Cooper Cos., Inc. (The)	1	166
Dentsply Sirona, Inc.	24	924
Hill-Rom Holdings, Inc.	15	1,549
Hologic, Inc. *	31	1,074
SmileDirectClub, Inc. * (a)	285	1,332
Teleflex, Inc.	3	820
Zimmer Biomet Holdings, Inc.	35	3,578

		9,443

Health Care Providers & Services — 5.5%
AmerisourceBergen Corp.	19	1,681
Cardinal Health, Inc.	71	3,385
Centene Corp. *	107	6,381
DaVita, Inc. *	20	1,506
McKesson Corp.	21	2,857
Premier, Inc., Class A *	73	2,375

		18,185

Health Care Technology — 0.1%
Change Healthcare, Inc. *	42	419

Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill, Inc. *	3	1,701
Hilton Worldwide Holdings, Inc.	10	676
Wendy’s Co. (The) (a)	29	427
Wyndham Destinations, Inc.	156	3,383

		6,187

Household Durables — 3.1%
Garmin Ltd.	22	1,634
Newell Brands, Inc.	271	3,603
PulteGroup, Inc.	198	4,426
Tempur Sealy International, Inc. *	17	747

		10,410

Independent Power and Renewable Electricity Producers — 2.9%
AES Corp.	353	4,798
Vistra Energy Corp.	301	4,798

		9,596

Insurance — 3.1%
American Financial Group, Inc.	16	1,107
American National Insurance Co.	2	140
Arch Capital Group Ltd. *	11	309
Assurant, Inc.	2	182
Assured Guaranty Ltd.	24	616
Axis Capital Holdings Ltd.	4	166
Everest Re Group Ltd.	6	1,155
Fidelity National Financial, Inc.	21	514
First American Financial Corp.	51	2,167
Hanover Insurance Group, Inc. (The)	17	1,504
Hartford Financial Services Group, Inc. (The)	31	1,096
Lincoln National Corp.	26	684
Willis Towers Watson plc	4	696

		10,336

Interactive Media & Services — 1.1%
InterActive Corp. *	12	2,079
Twitter, Inc. *	69	1,685

		3,764

IT Services — 7.7%
Black Knight, Inc. *	37	2,144
Broadridge Financial Solutions, Inc.	22	2,124
CACI International, Inc., Class A *	25	5,215
DXC Technology Co.	135	1,766
Fidelity National Information Services, Inc.	39	4,767
Fiserv, Inc. *	29	2,736
Global Payments, Inc.	12	1,692
Leidos Holdings, Inc.	39	3,602
Sabre Corp.	74	437
Switch, Inc., Class A (a)	79	1,134

		25,617

Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	31	2,235

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
PPD, Inc. * (a)	41	730

		2,965

Machinery — 2.8%
Allison Transmission Holdings, Inc. (a)	37	1,200
Crane Co.	31	1,525
Ingersoll Rand, Inc. *	52	1,296
Parker-Hannifin Corp.	3	363
Timken Co. (The)	156	5,042

		9,426

Media — 1.7%
Discovery, Inc., Class C *	41	716
DISH Network Corp., Class A *	72	1,429
Fox Corp., Class B	51	1,171
Nexstar Media Group, Inc., Class A	10	595
Sinclair Broadcast Group, Inc., Class A (a)	100	1,614

		5,525

Metals & Mining — 1.5%
Alcoa Corp. *	29	181
Freeport-McMoRan, Inc.	54	364
Newmont Corp.	52	2,332
Nucor Corp.	7	256
Reliance Steel & Aluminum Co.	4	324
Steel Dynamics, Inc.	74	1,659

		5,116

Mortgage Real Estate Investment Trusts (REITs) — 0.9%
New Residential Investment Corp.	150	752
Starwood Property Trust, Inc.	103	1,059
Two Harbors Investment Corp.	282	1,073

		2,884

Multiline Retail — 0.8%
Dollar General Corp.	17	2,492

Multi-Utilities — 0.6%
CenterPoint Energy, Inc.	27	413
Consolidated Edison, Inc.	13	998
MDU Resources Group, Inc.	30	649

		2,060

Oil, Gas & Consumable Fuels — 1.3%
Devon Energy Corp.	80	550
Kosmos Energy Ltd. (Ghana)	105	94
Marathon Oil Corp. (a)	207	680
Marathon Petroleum Corp.	24	567
Murphy Oil Corp. (a)	13	79
PBF Energy, Inc., Class A	178	1,262
Valero Energy Corp.	8	340
Williams Cos., Inc. (The)	42	599

		4,171

Paper & Forest Products — 0.0% (b)
Domtar Corp.	7	147

Pharmaceuticals — 1.3%
Elanco Animal Health, Inc. *	24	537
Jazz Pharmaceuticals plc *	12	1,157
Mylan NV * (a)	57	845
Nektar Therapeutics * (a)	39	700
Perrigo Co. plc (a)	23	1,082

		4,321

Professional Services — 2.3%
CoStar Group, Inc. * (a)	5	3,171
ManpowerGroup, Inc.	15	784
Nielsen Holdings plc	35	441
TransUnion	48	3,190

		7,586

Road & Rail — 0.4%
Kansas City Southern	5	611
Landstar System, Inc.	6	594

		1,205

Semiconductors & Semiconductor Equipment — 2.2%
First Solar, Inc. *	14	487
KLA Corp.	6	790
Lam Research Corp.	20	4,872
ON Semiconductor Corp. *	82	1,025

		7,174

Software — 3.8%
Fair Isaac Corp. *	4	1,354
FireEye, Inc. *	56	588
Fortinet, Inc. *	12	1,164
Palo Alto Networks, Inc. *	28	4,509
SS&C Technologies Holdings, Inc.	83	3,637
Synopsys, Inc. *	10	1,339

		12,591

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	12	1,157
AutoZone, Inc. *	1	592
Best Buy Co., Inc.	32	1,847
Burlington Stores, Inc. * (a)	2	333
O’Reilly Automotive, Inc. *	8	2,295

		6,224

Technology Hardware, Storage & Peripherals — 3.6%
Dell Technologies, Inc., Class C *	111	4,398
NCR Corp. *	103	1,825
Pure Storage, Inc., Class A *	38	469
Western Digital Corp.	35	1,469
Xerox Holdings Corp.	194	3,671

		11,832

Textiles, Apparel & Luxury Goods — 0.9%
Lululemon Athletica, Inc. *	13	2,502
Ralph Lauren Corp.	8	501

		3,003

Thrifts & Mortgage Finance — 0.3%
MGIC Investment Corp.	172	1,092

Trading Companies & Distributors — 1.1%
HD Supply Holdings, Inc. *	91	2,587
Univar Solutions, Inc. *	100	1,069

		3,656

Water Utilities — 0.3%
Essential Utilities, Inc.	28	1,156

TOTAL COMMON STOCKS (Cost $354,171)		321,210

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS — 6.0%
INVESTMENT COMPANIES — 3.0%
JPMorgan Prime Money Market Fund Class IM Shares, 1.13% (d) (e) (Cost $10,066)	10,066	10,067

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 3.0%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96% (d) (e)	1,000	1,000
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35% (d) (e)	8,776	8,776

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $9,776)		9,776

TOTAL SHORT-TERM INVESTMENTS (Cost $19,842)		19,843

Total Investments — 102.8% (Cost $374,013)		341,053
Liabilities in Excess of Other Assets — (2.8)%		(9,436)

Net Assets — 100.0%		331,617

Percentages indicated are based on net assets.

(a)	The security or a portion of this security is on loan at March 31, 2020. The total value of securities on loan at March 31, 2020 is approximately $9,215,000.
(b)	Amount rounds to less than 0.1% of net assets.
(c)	Amount rounds to less than one thousand.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of March 31, 2020.
*	Non-income producing security.

Futures contracts outstanding as of March 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	23	06/2020	USD	3,313	492

Abbreviations

USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Intrepid Mid Cap Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MARCH 31, 2020 (Unaudited) (continued)

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$341,053	$—	$—	$341,053

Appreciation in Other Financial Instruments
Futures Contracts (a)	$492	$—	$—	$492

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

	For the period ended March 31, 2020
Security Description	Value at June 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at March 31, 2020	Shares at March 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 1.13%(a)(b)	$7,093	$169,920	$166,940	$(6)	$—	$10,067	10,066	$153	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.96%(a)(b)	3,001	—	2,001	— (c)	—	1,000	1,000	39	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.35%(a)(b)	2,904	51,597	45,725	—	—	8,776	8,776	37	—

Total	$12,998	$221,517	$214,666	$(6)	$—	$19,843		$229	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of March 31, 2020.
(c)	Amount rounds to less than one thousand.